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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08363

[Evergreen Select Equity Trust]

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for two of its series, Evergreen Strategic Value Fund and Evergreen Equity Index Fund, for the year ended July 31, 2005.

These two series have a July 31 fiscal year end.

Date of reporting period: July 31, 2005

Item 1 - Reports to Stockholders.

Evergreen Strategic Value Fund

Evergreen

STRATEGIC VALUE FUND

Annual Report
as of July 31, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
25	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
26	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Strategic Value Fund, which covers the twelve-month period ended July 31, 2005.

Over the past twelve months, the U.S. equity markets had to contend, once again, with a variety of challenges. Moderating economic growth, tighter monetary policy, rising oil prices, slower profit growth, the Presidential election, and terrorism all combined at various times throughout the year to increase market volatility. Throughout this turbulent market action, our equity portfolio teams focused on their investment disciplines and the long-term fundamentals, rather than short-term volatility, when making their portfolio decisions. We continue to believe that this strict adherence to the fundamentals, particularly relative to earnings and interest rates, will enable our clients to best achieve their long-term investment goals.

Throughout the investment period, the U.S. economy frequently sent mixed signals to the financial markets. The bottom line was that economic growth was still good; it was just no longer great. We believed that the breadth of output, including more moderate levels of personal consumption and capital investment, would lend credibility to the sustainability of the expansion. Yet as the period progressed, Gross Domestic Product (GDP) growth had clearly moderated and the economy generated a variety of conflicting reports. For example, it was not uncommon for a given month to generate a larger than expected rise in retail sales, while at the same time experiencing a drop in consumer confidence. Though the markets were often rattled by these incongruities, we believed that this was characteristic of the transition from recovery to expansion within the economic cycle. Indeed, the rate of growth in GDP had moderated

1

LETTER TO SHAREHOLDERS continued

from approximately 5% on a year-over-year basis at the start of the period to less than 4% at the investment period’s conclusion.

Despite this moderation in output, the Federal Reserve maintained its strategy of gradually higher interest rates. Since monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term interest rates continued to decline and the extent of the yield curve’s flattening had monetary officials referring to the phenomenon as a “conundrum.” Though lower market interest rates improved equity valuations, Wall Street’s confusion over the yield curve’s message often pressured stocks. Many believed that the flattening yield curve presaged an economic downturn, while others believed it simply portrayed the market’s comfort with the Fed’s hold on the threat of long-term inflation. Given our forecast for more moderate levels of growth in consumption and investment supporting the expansion, we took the more favorable view of the yield curve’s message. Higher oil prices would likely serve to dampen output, in our opinion, and we believed the absence of threatening wage growth would enable the Federal Reserve to continue its less stimulative, rather than more restrictive, path for monetary policy.

Similar to the transition in economic growth, our equity analysts prepared for a transition to more moderate, though still solid, levels of growth in corporate profits. Indeed, after having climbed by approximately 20% in 2004, our equity portfolio managers positioned their portfolios for corporate earnings to rise in the range of 8%-10% during 2005. Earnings were better than forecasted, though, due to the improved operating leverage on corporate income statements, driven by the major cost cutting programs at many companies and the dramatic refinancing of corporate debt over the past few years. The anticipated deceleration in profit growth further renewed the desire for income, enabling the value style of investing to outperform growth. Yet the strong cash flows in many growth industries combined with new fiscal incentives to increase payouts to generate

2

LETTER TO SHAREHOLDERS continued

improved returns within the growth style towards the end of the investment period. Small and mid-cap stocks outperformed large caps during the investment period, but we look for many bigger corporations to gather strength in the coming quarters, as the market has historically rewarded those companies with market share, scale, brand identity, cash, and international presence as the economic cycle matures.

We continue to look for market growth to approach profit growth, with total returns being enhanced by the improving trend for dividends. As always, we continue to recommend a fully diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

Effective January 1, 2006, the dividend payment schedule for the fund will change from monthly to quarterly.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• Timothy E. O’Grady
• John E. Gray, CFA
• Donald Jones
• C. Thomas Meisse, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/31/1981

	Class A	Class B	Class C	Class I	Class IS
Class inception date	3/27/2002	3/27/2002	3/27/2002	11/24/1997	3/11/1998

Nasdaq symbol	ESSAX	ESSBX	ESSCX	ESSIX	ESSSX

Average annual return*

1-year with sales charge	7.32%	8.07%	12.10%	N/A	N/A

1-year w/o sales charge	13.87%	13.07%	13.10%	14.25%	13.92%

5-year	2.79%	3.23%	3.58%	4.28%	4.01%

10-year	8.33%	8.75%	8.75%	9.12%	8.85%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/ fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and IS prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower. Historical performance shown for Classes I and IS prior to their inception is based on the fund's predecessor common trust fund's (CTF) performance, adjusted for the class' respective mutual fund expenses. Classes A, B and C have been adjusted for Class I expenses. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions. If the CTF had been registered, its performance might have been adversely affected. Returns reflect expense limits previously in effect, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Strategic Value Fund Class A shares, versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

4

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 13.87% for the twelve-month period ended July 31, 2005, excluding any applicable sales charges. During the same period, the Russell 1000 Value Index (Russell 1000 Value) returned 19.03% .

The fund seeks long-term capital growth with current income as a secondary objective.

The fund produced positive performance during the twelve month period, but it nevertheless underperformed the benchmark Russell 1000 Value. Our discipline focuses more heavily on large-cap value companies than does the Russell 1000 Value. During the twelve months, small- and mid-cap value stocks tended to outperform large-cap stocks. Throughout the period, we continued to emphasize better-quality, higher-yielding companies, with strong representation in sectors such as energy, telecommunications services, and health care. We favored those companies and industries that should benefit from greater corporate capital spending, as we believed the next leg in the economic cycle would come from an increase in business, rather than consumer spending. We continued to de-emphasize areas such as the information technology, financial services and consumer discretionary sectors, whose performance we believed was fueled by speculative factors and by the unusual situation in which long-term bond yields continued to decline despite the tightening policies of the Federal Reserve Board. We have remained apprehensive about the large amount of consumer debt and we have been concerned about the vulnerability of many financial companies to higher interest rates.

Although we temporarily cut back our energy position early in 2005 because we feared a correction in the sector, for most of the period we emphasized energy stocks, which contributed substantially to positive performance. Leading contributors in the sector included Peabody Energy Corp., the world’s largest private sector coal company, Marathon Oil, and National Oilwell Varco, a leader in the development and manufacture of oil and gas drilling equipment. In telecommunications services, we tended to avoid the traditional Bell South Corp. regional operating companies, which we believe are struggling to adapt to a changing environment, focusing instead on wireless companies. Several wireless operators delivered strong results for the fund, led by Western Wireless, Nextel Communications and Sprint Corp. We also had good stock selection in basic materials, led by Monsanto Corp., an investment we liquidated after its stock price exceeded our target, and Phelps Dodge, a leading copper miner.

Holding back results, however, were our health care holdings. Boston Scientific fell late in the period amid questions about possible problems with its stents used in cardiac treatment. Earlier, pharmaceutical companies Pfizer and Merck declined because of problems associated with their pain medications used in arthritis treatment. Among our industrials holdings, Tyco International was a disappointment after it reported lower-than-expected revenues, while Illinois Tool Works also declined. Telecommunications equipment company Avaya also held back results.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of July 31, 2005, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2005	7/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,051.40	$ 5.59
Class B	$ 1,000.00	$ 1,048.00	$ 9.14
Class C	$ 1,000.00	$ 1,047.94	$ 9.09
Class I	$ 1,000.00	$ 1,052.96	$ 4.02
Class IS	$ 1,000.00	$ 1,051.72	$ 5.34
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.34	$ 5.51
Class B	$ 1,000.00	$ 1,015.87	$ 9.00
Class C	$ 1,000.00	$ 1,015.92	$ 8.95
Class I	$ 1,000.00	$ 1,020.88	$ 3.96
Class IS	$ 1,000.00	$ 1,019.59	$ 5.26

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.10% for Class A, 1.80% for Class B, 1.79% for Class C, 0.79% for Class I and 1.05% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS A	2005	2004	2003	2002[1,2]

Net asset value, beginning of period	$21.63	$19.17	$17.78	$21.93

Income from investment operations
Net investment income (loss)	0.28	0.21	0.19	0.02[3]
Net realized and unrealized gains or losses on investments	2.70	2.46	1.39	(4.17)

Total from investment operations	2.98	2.67	1.58	(4.15)

Distributions to shareholders from
Net investment income	(0.29)	(0.21)	(0.19)	0

Net asset value, end of period	$24.32	$21.63	$19.17	$17.78

Total return[4]	13.87%	13.97%	8.98%	(18.92%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,098	$1,803	$ 900	$ 59
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.09%	1.08%	1.08%	0.67%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.09%	1.08%	1.08%	0.67%[5]
Net investment income (loss)	1.20%	0.96%	1.01%	0.19%[5]
Portfolio turnover rate	80%	61%	71%	39%

1 For the period from March 27, 2002 (commencement of class operations), to July 31, 2002.

2 Reflects a 10 for 1 stock split issued on April 26, 2002.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS B	2005	2004	2003	2002[1,2]

Net asset value, beginning of period	$21.59	$19.15	$17.75	$21.93

Income from investment operations
Net investment income (loss)	0.12	0.07	0.07	0[3]
Net realized and unrealized gains or losses on investments	2.69	2.45	1.42	(4.18)

Total from investment operations	2.81	2.52	1.49	(4.18)

Distributions to shareholders from
Net investment income	(0.14)	(0.08)	(0.09)	0

Net asset value, end of period	$24.26	$21.59	$19.15	$17.75

Total return[4]	13.07%	13.16%	8.43%	(19.06%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,284	$1,783	$1,066	$ 199
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.79%	1.78%	1.80%	1.90%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.79%	1.78%	1.80%	1.90%[5]
Net investment income (loss)	0.51%	0.26%	0.32%	0.06%[5]
Portfolio turnover rate	80%	61%	71%	39%

1 For the period from March 27, 2002 (commencement of class operations), to July 31, 2002.

2 Reflects a 10 for 1 stock split issued on April 26, 2002.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,

CLASS C	2005	2004	2003	2002[1,2]

Net asset value, beginning of period	$21.58	$19.15	$17.76	$21.93

Income from investment operations
Net investment income (loss)	0.12	0.07	0.07	0[3]
Net realized and unrealized gains or losses on investments	2.70	2.44	1.41	(4.17)

Total from investment operations	2.82	2.51	1.48	(4.17)

Distributions to shareholders from
Net investment income	(0.14)	(0.08)	(0.09)	0

Net asset value, end of period	$24.26	$21.58	$19.15	$17.76

Total return[4]	13.10%	13.13%	8.38%	(19.02%)

Ratios and supplemental data
Net assets, end of period (thousands)	$1,599	$1,185	$ 656	$ 139
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.79%	1.78%	1.80%	1.82%[5]
Expenses excluding waivers/reimbursements and expense reductions	1.79%	1.78%	1.80%	1.82%[5]
Net investment income (loss)	0.52%	0.26%	0.33%	(0.06%)[5]
Portfolio turnover rate	80%	61%	71%	39%

1 For the period from March 27, 2002 (commencement of class operations), to July 31, 2002.

2 Reflects a 10 for 1 stock split issued on April 26, 2002.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Excluding applicable sales charges

5 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
						Year Ended
CLASS I	2005	2004	2003	2002[1]	2001[1,2]	June 30, 2001[1]

Net asset value, beginning of period	$ 21.63	$ 19.18	$ 17.76	$ 23.05	$ 23.00	$ 21.31

Income from investment operations
Net investment income (loss)	0.35	0.27	0.24	0.65[3]	0.02	0.23
Net realized and unrealized gains or losses on investments	2.71	2.45	1.42	(5.52)	0.04	1.97

Total from investment operations	3.06	2.72	1.66	(4.87)	0.06	2.20

Distributions to shareholders from
Net investment income	(0.36)	(0.27)	(0.24)	(0.22)	(0.01)	(0.23)
Net realized gains	0	0	0	(0.20)	0	(0.28)

Total distributions to shareholders	(0.36)	(0.27)	(0.24)	(0.42)	(0.01)	(0.51)

Net asset value, end of period	$ 24.33	$ 21.63	$ 19.18	$ 17.76	$ 23.05	$ 23.00

Total return	14.25%	14.24%	9.46%	(21.40%)	0.28%	10.38%

Ratios and supplemental data
Net assets, end of period (thousands)	$610,620	$743,224	$700,894	$732,110	$835,732	$815,097
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.79%	0.78%	0.80%	0.77%	0.76%[4]	0.75%
Expenses excluding waivers/reimbursements
and expense reductions	0.79%	0.78%	0.80%	0.77%	0.77%[4]	0.76%
Net investment income (loss)	1.55%	1.28%	1.36%	1.07%	0.78%[4]	1.01%
Portfolio turnover rate	80%	61%	71%	39%	3%	38%

1 Reflects a 10 for 1 stock split issued on April 26, 2002.

2 For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
						Year Ended
CLASS IS	2005	2004	2003	2002[1]	2001[1,2]	June 30, 2001[1]

Net asset value, beginning of period	$21.63	$19.17	$17.76	$23.04	$22.99	$ 21.32

Income from investment operations
Net investment income (loss)	0.29	0.21	0.20	0.54[3]	0	0.18
Net realized and unrealized gains or losses on investments	2.70	2.47	1.41	(5.45)	0.05	1.94

Total from investment operations	2.99	2.68	1.61	(4.91)	0.05	2.12

Distributions to shareholders from
Net investment income	(0.30)	(0.22)	(0.20)	(0.17)	0	(0.17)
Net realized gains	0	0	0	(0.20)	0	(0.28)

Total distributions to shareholders	(0.30)	(0.22)	(0.20)	(0.37)	0	(0.45)

Net asset value, end of period	$24.32	$21.63	$19.17	$17.76	$23.04	$ 22.99

Total return	13.92%	14.03%	9.14%	(21.58%)	0.26%	10.06%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,491	$8,341	$6,728	$5,765	$9,884	$10,093
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.04%	1.03%	1.05%	1.01%	1.01%[4]	1.01%
Expenses excluding waivers/reimbursements
and expense reductions	1.04%	1.03%	1.05%	1.02%	1.02%[4]	1.02%
Net investment income (loss)	1.27%	1.03%	1.10%	0.82%	0.54%[4]	0.75%
Portfolio turnover rate	80%	61%	71%	39%	3%	38%

1 Reflects a 10 for 1 stock split issued on April 26, 2002.

2 For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

3 Net investment income (loss) per share is based on average shares outstanding during the period.

4 Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

July 31, 2005

	Shares	Value

COMMON STOCKS 96.4%
CONSUMER DISCRETIONARY 9.3%
Media 6.7%
Comcast Corp., Class A *	410,579	$12,317,370
News Corp., Class A	931,137	15,252,024
Time Warner, Inc. *	841,815	14,327,691

		41,897,085

Multi-line Retail 0.8%
Dollar General Corp.	238,822	4,852,863

Specialty Retail 0.7%
Limited Brands, Inc.	192,282	4,687,835

Textiles, Apparel & Luxury Goods 1.1%
Liz Claiborne, Inc.	165,440	6,883,959

CONSUMER STAPLES 6.3%
Beverages 1.7%
Anheuser-Busch Companies, Inc.	82,323	3,651,025
Coca-Cola Enterprises, Inc.	297,080	6,981,380

		10,632,405

Food Products 1.7%
General Mills, Inc.	162,595	7,707,003
H.J. Heinz Co.	79,592	2,927,394

		10,634,397

Tobacco 2.9%
Altria Group, Inc.	271,837	18,202,205

ENERGY 11.5%
Energy Equipment & Services 2.0%
Grant Prideco, Inc. *	184,191	5,912,531
National Oilwell Varco, Inc. *	129,874	6,798,904

		12,711,435

Oil, Gas & Consumable Fuels 9.5%
Apache Corp.	56,510	3,865,284
Arch Coal, Inc. (p)	53,890	3,067,419
Cimarex Energy Co. *	164,562	6,901,730
ConocoPhillips	108,166	6,770,110
Exxon Mobil Corp.	258,043	15,160,026
Marathon Oil Corp.	79,286	4,627,131
Noble Energy, Inc.	76,003	6,271,008
Peabody Energy Corp.	105,623	6,943,656
Plains Exploration & Production Co. *	142,975	5,511,686

		59,118,050

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2005

	Shares	Value

COMMON STOCKS continued
FINANCIALS 28.0%
Capital Markets 4.4%
Bank of New York Co.	280,262	$8,626,465
Merrill Lynch & Co., Inc.	61,631	3,622,670
Morgan Stanley	293,005	15,543,915

		27,793,050

Commercial Banks 7.6%
Bank of America Corp.	489,843	21,357,155
Compass Bancshares, Inc.	70,164	3,382,606
SunTrust Banks, Inc.	97,379	7,081,401
U.S. Bancorp	328,381	9,871,133
Wells Fargo & Co.	95,340	5,848,156

		47,540,451

Diversified Financial Services 6.8%
Citigroup, Inc.	513,404	22,333,074
JPMorgan Chase & Co.	574,413	20,184,873

		42,517,947

Insurance 3.6%
Allstate Corp.	145,745	8,928,339
American International Group, Inc.	223,196	13,436,399

		22,364,738

Thrifts & Mortgage Finance 5.6%
Freddie Mac	183,149	11,589,668
Sovereign Bancorp, Inc. (p)	348,700	8,365,313
Washington Mutual, Inc. (p)	352,812	14,987,454

		34,942,435

HEALTH CARE 8.9%
Health Care Equipment & Supplies 2.7%
Boston Scientific Corp. *	330,282	9,561,664
Thermo Electron Corp. *	238,237	7,113,757

		16,675,421

Pharmaceuticals 6.2%
Abbott Laboratories	144,895	6,756,454
Merck & Co., Inc.	161,839	5,026,719
Pfizer, Inc.	685,596	18,168,294
Wyeth	190,015	8,693,186

		38,644,653

INDUSTRIALS 10.9%
Aerospace & Defense 2.4%
Honeywell International, Inc.	226,390	8,892,599
Northrop Grumman Corp.	108,420	6,011,889

		14,904,488

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2005

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 6.5%
3M Co.	106,440	$7,983,000
General Electric Co.	472,592	16,304,424
Tyco International, Ltd.	533,127	16,244,380

		40,531,804

Machinery 2.0%
Illinois Tool Works, Inc.	58,606	5,019,604
Ingersoll-Rand Co., Ltd., Class A	95,412	7,458,356

		12,477,960

INFORMATION TECHNOLOGY 10.1%
Communications Equipment 2.8%
Avaya, Inc. *	561,434	5,799,613
Corning, Inc. *	167,440	3,189,732
Motorola, Inc.	408,499	8,652,009

		17,641,354

Computers & Peripherals 1.8%
International Business Machines Corp.	135,851	11,338,125

IT Services 1.0%
First Data Corp.	142,417	5,859,035

Semiconductors & Semiconductor Equipment 2.5%
Intel Corp.	396,613	10,764,077
Maxim Integrated Products, Inc.	120,236	5,034,281

		15,798,358

Software 2.0%
Computer Associates International, Inc.	73	2,004
Microsoft Corp.	480,345	12,301,635

		12,303,639

MATERIALS 3.0%
Chemicals 0.7%
E.I. DuPont de Nemours & Co.	104,699	4,468,553

Metals & Mining 2.3%
Phelps Dodge Corp. (p)	84,015	8,943,397
United States Steel Corp. (p)	127,474	5,436,766

		14,380,163

TELECOMMUNICATION SERVICES 5.4%
Diversified Telecommunication Services 5.4%
Alltel Corp.	126,103	8,385,850
BellSouth Corp.	208,790	5,762,604
Sprint Corp.	734,497	19,757,969

		33,906,423

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2005

	Shares	Value

COMMON STOCKS continued
UTILITIES 3.0%
Electric Utilities 3.0%
DPL, Inc. (p)	401,572	$11,083,387
Exelon Corp.	147,580	7,898,482
		18,981,869

Total Common Stocks (cost $527,578,235)		602,690,700

SHORT-TERM INVESTMENTS 8.5%
MUTUAL FUND SHARES 8.5%
Evergreen Institutional Money Market Fund ø	14,179,067	14,179,067
Navigator Prime Portfolio (p)(p)	39,019,760	39,019,760

Total Short-Term Investments (cost $53,198,827)		53,198,827

Total Investments (cost $580,777,062) 104.9%		655,889,527
Other Assets and Liabilities (4.9%)		(30,796,799)

Net Assets 100.0%		$625,092,728

* Non-income producing security
(p)	All or a portion of this security is on loan.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(p)(p)	Represents investment of cash collateral received from securities on loan.

The following table shows the percent of total long-term investments by sector as of July 31, 2005:
Financials	29.1%
Energy	11.9%
Industrials	11.3%
Information Technology	10.4%
Consumer Discretionary	9.7%
Health Care	9.2%
Consumer Staples	6.6%
Telecommunication Services	5.6%
Utilities	3.1%
Materials	3.1%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2005

Assets
Investments in securities, at value (cost $566,597,995) including $37,653,782 of securities loaned	$641,710,460
Investments in affiliates, at value (cost $14,179,067)	14,179,067

Total investments	655,889,527
Receivable for securities sold	16,314,583
Receivable for Fund shares sold	4,917
Dividends receivable	894,961
Receivable for securities lending income	1,080
Prepaid expenses and other assets	21,097

Total assets	673,126,165

Liabilities
Dividends payable	414,436
Payable for securities purchased	7,849,094
Payable for Fund shares redeemed	660,294
Payable for securities on loan	39,019,760
Advisory fee payable	32,141
Distribution Plan expenses payable	555
Due to other related parties	5,259
Accrued expenses and other liabilities	51,898

Total liabilities	48,033,437

Net assets	$625,092,728

Net assets represented by
Paid-in capital	$519,924,932
Overdistributed net investment income	(55,078)
Accumulated net realized gains on investments	30,110,409
Net unrealized gains on investments	75,112,465

Total net assets	$625,092,728

Net assets consists of
Class A	$2,098,383
Class B	2,283,800
Class C	1,599,269
Class I	610,620,298
Class IS	8,490,978

Total net assets	$625,092,728

Shares outstanding (unlimited number of shares authorized)
Class A	86,294
Class B	94,142
Class C	65,933
Class I	25,101,308
Class IS	349,195

Net asset value per share
Class A	$24.32
Class A — Offering price (based on sales charge of 5.75%)	$25.80
Class B	$24.26
Class C	$24.26
Class I	$24.33
Class IS	$24.32

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Year Ended July 31, 2005

Investment income
Dividends (net of foreign withholding taxes of $6,827)	$15,990,492
Income from affiliates	178,011
Securities lending	10,372

Total investment income	16,178,875

Expenses
Advisory fee	4,299,639
Distribution Plan expenses
Class A	5,788
Class B	20,374
Class C	15,806
Class IS	20,630
Administrative services fee	691,866
Transfer agent fees	83,767
Trustees’ fees and expenses	13,191
Printing and postage expenses	45,635
Custodian and accounting fees	178,237
Registration and filing fees	102,574
Professional fees	29,250
Interest expense	2,602
Other	17,161

Total expenses	5,526,520
Less: Expense reductions	(5,676)
Expense reimbursements	(140)

Net expenses	5,520,704

Net investment income	10,658,171

Net realized and unrealized gains or losses on investments
Net realized gains on investments	105,751,434
Net change in unrealized gains or losses on investments	(23,285,771)

Net realized and unrealized gains or losses on investments	82,465,663

Net increase in net assets resulting from operations	$93,123,834

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,

	2005		2004

Operations
Net investment income		$10,658,171		$9,843,187
Net realized gains on investments		105,751,434		58,230,185
Net change in unrealized gains or
losses on investments		(23,285,771)		36,608,103

Net increase in net assets resulting
from operations		93,123,834		104,681,475

Distributions to shareholders from
Net investment income
Class A		(24,291)		(11,873)
Class B		(12,640)		(5,217)
Class C		(9,785)		(3,455)
Class I		(10,696,202)		(9,849,832)
Class IS		(108,060)		(80,270)

Total distributions to shareholders		(10,850,978)		(9,950,647)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	56,742	1,308,866	56,562	1,209,779
Class B	30,965	715,544	41,132	849,358
Class C	30,315	669,373	36,244	758,093
Class I	1,974,648	44,872,010	8,037,100	164,001,151
Class IS	160,887	3,714,572	244,988	5,121,944

		51,280,365		171,940,325

Net asset value of shares issued in
reinvestment of distributions
Class A	954	21,936	506	10,586
Class B	466	10,659	201	4,149
Class C	319	7,299	114	2,355
Class I	83,077	1,905,311	104,486	2,174,314
Class IS	2,862	65,728	2,261	47,176

		2,010,933		2,238,580

Automatic conversion of Class B
shares to Class A shares
Class A	2,434	55,845	5,291	104,783
Class B	(2,440)	(55,845)	(5,296)	(104,783)

		0		0

Payment for shares redeemed
Class A	(57,225)	(1,318,364)	(25,943)	(553,786)
Class B	(17,459)	(405,061)	(9,106)	(191,393)
Class C	(19,628)	(453,460)	(15,677)	(329,293)
Class I	(11,314,162)	(260,030,923)	(10,332,796)	(217,320,847)
Class IS	(200,174)	(4,601,143)	(212,559)	(4,421,977)

		(266,808,951)		(222,817,296)

Net decrease in net assets resulting
from capital share transactions		(213,517,653)		(48,638,391)

Total increase (decrease) in net assets		(131,244,797)		46,092,437
Net assets
Beginning of period		756,337,525		710,245,088

End of period	$ 625,092,728		$ 756,337,525

Undistributed (overdistributed)
net investment income		$(55,078)		$137,729

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Strategic Value Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

19

NOTES TO FINANCIAL STATEMENTS continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to dividends paid through share redemptions. During the year ended July 31, 2005, the following amounts were reclassified:

Paid-in capital	$5,839,637
Accumulated net realized gains on investments	(5,839,637)

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.55% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended July 31, 2005, EIMC reimbursed other expenses in the amount of $140.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

20

NOTES TO FINANCIAL STATEMENTS continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the year ended July 31, 2005, the Fund paid brokerage commissions of $7,850 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended July 31, 2005, EIS received $2,776 from the sale of Class A shares and $6,839 and $263 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $545,955,304 and $762,097,441, respectively, for the year ended July 31, 2005.

During the year ended July 31, 2005, the Fund loaned securities to certain brokers. At July 31, 2005, the value of securities on loan and the value of collateral amounted to $37,653,782 and $39,019,760, respectively.

On July 31, 2005, the aggregate cost of securities for federal income tax purposes was $586,091,777. The gross unrealized appreciation and depreciation on securities based on tax cost was $89,159,569 and $19,361,819, respectively, with a net unrealized appreciation of $69,797,750.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2005, the Fund did not participate in the interfund lending program.

21

NOTES TO FINANCIAL STATEMENTS continued

7. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed
Overdistributed	Long-term	Unrealized
Ordinary Income	Capital Gain	Appreciation

$ 55,078	$ 35,425,124	$ 69,797,750

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

The tax character of distributions paid were $10,850,978 and $9,950,647 of ordinary income for the years ended July 31, 2005 and July 31, 2004, respectively.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended July 31, 2005, the Fund had average borrowings outstanding of $90,662 at an average rate of 2.87% and paid interest of $2,602

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

22

NOTES TO FINANCIAL STATEMENTS continued

12. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

23

NOTES TO FINANCIAL STATEMENTS continued

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

13. SUBSEQUENT DISTRIBUTIONS

On August 31, 2005, the Fund declared distributions from net investment income to shareholders of record on August 30, 2005. The per share amounts payable on September 1, 2005 are as follows:

Net Investment
Income

Class A	$.0198
Class B	.0065
Class C	.0056
Class I	.0262
Class IS	.0212

These distributions are not reflected in the accompanying financial statements.

24

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Strategic Value Fund, a series of Evergreen Select Equity Trust, as of July 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Strategic Value Fund as of July 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 21, 2005

25

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended July 31, 2005 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2005, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2005 year-end tax information will be reported to you on your 2005 Form 1099-DIV, which shall be provided to you in early 2006.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Other directorships: None	Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Other directorships: Trustee, The	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Other directorships: None	Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $249 billion in assets under management as of June 30, 2005 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

567511 rv2 9/2005

Evergreen Investments

MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567511 rv2 9/2005

Evergreen Equity Index Fund

Evergreen

EQUITY INDEX FUND

Annual Report
as of July 31, 2005

Evergreen Investments
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
28	STATEMENT OF ASSETS AND LIABILITIES
29	STATEMENT OF OPERATIONS
30	STATEMENTS OF CHANGES IN NET ASSETS
31	NOTES TO FINANCIAL STATEMENTS
37	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
38	ADDITIONAL INFORMATION
40	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2005, Evergreen Investment Management Company, LLC.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2005

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Equity Index Fund, which covers the twelve-month period ended July 31, 2005.

Over the past twelve months, the U.S. equity markets had to contend, once again, with a variety of challenges. Moderating economic growth, tighter monetary policy, rising oil prices, slower profit growth, the Presidential election, and terrorism all combined at various times throughout the year to increase market volatility. Throughout this turbulent market action, our equity portfolio teams focused on their investment disciplines and the long-term fundamentals, rather than short-term volatility, when making their portfolio decisions. We continue to believe that this strict adherence to the fundamentals, particularly relative to earnings and interest rates, will enable our clients to best achieve their long-term investment goals.

Throughout the investment period, the U.S. economy frequently sent mixed signals to the financial markets. The bottom line was that economic growth was still good; it was just no longer great. We believed that the breadth of output, including more moderate levels of personal consumption and capital investment, would lend credibility to the sustainability of the expansion. Yet as the period progressed, Gross Domestic Product (GDP) growth had clearly moderated and the economy generated a variety of conflicting reports. For example, it was not uncommon for a given month to generate a larger than expected rise in retail sales, while at the same time experiencing a drop in consumer confidence. Though the markets were often rattled by these incongruities, we believed that this was characteristic of the transition from recovery to expansion within the economic cycle. Indeed, the rate

LETTER TO SHAREHOLDERS continued

of growth in GDP had moderated from approximately 5% on a year-over-year basis at the start of the period to less than 4% at the investment period’s conclusion.

Despite this moderation in output, the Federal Reserve maintained its strategy of gradually higher interest rates. Since monetary policy had been stimulative for most of the prior three years, central bankers were determined in their efforts to prevent inflation, raising their target for the federal funds rate by twenty-five basis points at every policy meeting over the past year. Yet long-term interest rates continued to decline and the extent of the yield curve’s flattening had monetary officials referring to the phenomenon as a “conundrum.” Though lower market interest rates improved equity valuations, Wall Street’s confusion over the yield curve’s message often pressured stocks. Many believed that the flattening yield curve presaged an economic downturn, while others believed it simply portrayed the market’s comfort with the Fed’s hold on the threat of long-term inflation. Given our forecast for more moderate levels of growth in consumption and investment supporting the expansion, we took the more favorable view of the yield curve’s message. Higher oil prices would likely serve to dampen output, in our opinion, and we believed the absence of threatening wage growth would enable the Federal Reserve to continue its less stimulative, rather than more restrictive, path for monetary policy.

Similar to the transition in economic growth, our equity analysts prepared for a transition to more moderate, though still solid, levels of growth in corporate profits. Indeed, after having climbed by approximately 20% in 2004, our equity portfolio managers positioned their portfolios for corporate earnings to rise in the range of 8%-10% during 2005. Earnings were better than forecasted, though, due to the improved operating leverage on corporate income statements, driven by the major cost cutting programs at many companies and the dramatic refinancing of corporate debt over the past few years. The anticipated deceleration in profit growth further renewed the desire for income, enabling the value style of investing to outperform growth. Yet the strong cash flows in many growth industries combined with new fiscal incentives to increase payouts to generate

LETTER TO SHAREHOLDERS continued

improved returns within the growth style towards the end of the investment period. Small and mid-cap stocks outperformed large caps during the investment period, but we look for many bigger corporations to gather strength in the coming quarters, as the market has historically rewarded those companies with market share, scale, brand identity, cash, and international presence as the economic cycle matures.

We continue to look for market growth to approach profit growth, with total returns being enhanced by the improving trend for dividends. As always, we continue to recommend a fully diversified, long-term approach for equity investors.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. From the Web site, you may also access a detailed Q & A interview with the portfolio managers for your fund. You can easily reach these interviews by following the link, EvergreenInvestments.com/Annual Updates, from our Web site.

Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Notice to Shareholders:

• Effective January 1, 2006, the dividend payment schedule for the fund will change from monthly to quarterly.

• At a meeting held on September 20-22, 2005, the Board of Trustees approved a proposal to (i) reduce the maximum sales charge for Class A shares of the fund from 5.75% to 4.75%, (ii) reduce the Rule 12b-1 fee from 0.30% to 0.25% for the fund’s Class A shares and (iii) increase the new account minimum investment amount to $25,000. These changes are scheduled to become effective on December 1, 2005.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of July 31, 2005

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 6/30/2005.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 2/14/1985

	Class A	Class B	Class C	Class I	Class IS
Class inception date	11/4/1998	11/3/1998	4/30/1999	2/14/1985	10/9/1996

Nasdaq symbol	ESINX	ESIOX	ESECX	EVIIX	EVISX

Average annual return*

1-year with sales charge	6.90%	7.57%	11.61%	N/A	N/A

1-year w/o sales charge	13.43%	12.57%	12.61%	13.72%	13.42%

5-year	-3.05%	-3.00%	-2.62%	-1.64%	-1.89%

10-year	8.78%	8.88%	8.93%	9.62%	9.40%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I, the original class offered. Historical performance shown for Class I prior to 7/28/1998 is based on the performance of (1) Class Y of the fund’s predecessor fund, Core Fund Equity Index Fund from 6/1/1991 through 7/27/1998 and (2) Class Y of Viking Index Fund from 2/14/1985 through 5/31/1991. Historical performance shown for Class IS prior to 7/28/1998 is based on the performance of (1) Class A of the fund’s predecessor fund, Core Fund Equity Index Fund from 10/9/1996 to 7/27/1998, (2) Class Y of Core Fund Equity Index Fund from 6/1/1991 to 10/8/1996, and (3) Class Y of Viking Index Fund from 2/14/1985 through 5/31/1991. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Neither Class I nor Y pays a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class A. Had the fees and expenses not been waived or reimbursed, returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Equity Index Fund Class A shares, versus a similar investment in the Standard & Poor’s 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 13.43% for the twelve-month period ended July 31, 2005, excluding any applicable sales charges. During the same period, the Standard & Poor’s 500 Index (S&P 500) returned 14.05% . Class A shares were charged 0.57% in expenses during this same period.

The fund seeks investment results that achieve price and yield performance similar to the S&P 500.

The U.S. stock market performed well for the fiscal year, boosted by robust economic growth, strong earnings gains, low interest rates and modest inflation. Recognizing the strength in the economy, the Federal Reserve Board (the “Fed”) focused on potential risks of inflation. Over the preceding one-year period, the Fed raised interest rates eight different times from 1.25% to 3.25% . While the total increase appears dramatic, the pace was measured and short-term rates remained low compared to historic levels, and continued to provide support for corporate investment. As the period progressed, however, the market perceived that corporate earnings growth rates had probably peaked. As a result, investors focused on the outlook for positive growth at a decelerating rate and placed the greatest emphasis on company-specific prospects and quality of earnings.

The fund’s objective is to provide exposure to the S&P 500 with limited deviation. Fund management uses an investment process designed to control trading and implementation costs and reduce tracking error as much as possible. As a result, the fund’s performance should closely align with that of the index. Periodic rebalancing takes place in order to reflect the continually changing constituents of the index.

Each of the ten sectors of the S&P 500 produced positive returns during the period, led by the performance of the energy and utilities sectors. Within the energy sector, gains by large-cap companies ExxonMobil and Chevron contributed the most. Performance of refining and marketing companies was also strong during the period, led by Valero Energy. Within utilities, TXU Corp. and Exelon Corp. were the top performers.

Although each sector saw positive returns, sectors that dragged down the S&P 500 during the period included financials and telecom services companies. Within the telecom services sector, Verizon Communications led the declines. Financials were hard-hit due to higher interest rates as well as news of investigations into the accounting practices of several insurance companies. Insurance company Marsh & McLennan fell the most after Wall Street analysts slashed earnings estimates for the company in the midst of the New York attorney general’s lawsuits against the corporation over contingent commissions and alleged bid-rigging. The government-sponsored mortgage institution Fannie Mae also declined as a result of investigations into its accounting practices.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005. Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

“Standard & Poor’s,” “S&P,” “S&P 500,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Evergreen Investments. The product is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the product.

All data is as of July 31, 2005, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2005 to July 31, 2005.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2005	7/31/2005	Period*

Actual
Class A	$ 1,000.00	$ 1,051.73	$ 2.85
Class B	$ 1,000.00	$ 1,047.83	$ 6.65
Class C	$ 1,000.00	$ 1,048.00	$ 6.65
Class I	$ 1,000.00	$ 1,053.23	$ 1.58
Class IS	$ 1,000.00	$ 1,051.73	$ 2.85
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,022.02	$ 2.81
Class B	$ 1,000.00	$ 1,018.30	$ 6.56
Class C	$ 1,000.00	$ 1,018.30	$ 6.56
Class I	$ 1,000.00	$ 1,023.26	$ 1.56
Class IS	$ 1,000.00	$ 1,022.02	$ 2.81

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.56% for Class A, 1.31% for Class B, 1.31% for Class C, 0.31% for Class I and 0.56% for Class IS), multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
						Year Ended
CLASS A	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$ 41.29	$ 37.12	$34.22	$ 45.47	$ 45.95	$54.73

Income from investment operations
Net investment income (loss)	0.68	0.46	0.42	0.38	0.02	0.35

Net realized and unrealized gains or losses on investments	4.83	4.18	2.90	(11.25)	(0.48)	(8.56)

Total from investment operations	5.51	4.64	3.32	(10.87)	(0.46)	(8.21)

Distributions to shareholders from
Net investment income	(0.68)	(0.47)	(0.42)	(0.38)	(0.02)	(0.32)
Net realized gains	0	0	0	0	0	(0.25)

Total distributions to shareholders	(0.68)	(0.47)	(0.42)	(0.38)	(0.02)	(0.57)

Net asset value, end of period	$ 46.12	$ 41.29	$37.12	$ 34.22	$ 45.47	$45.95

Total return[2]	13.43%	12.51%	9.83%	(24.04%)	(1.00%)	(15.10%)

Ratios and supplemental data
Net assets, end of period (thousands)	$265,500	$245,244	$207,813	$167,152	$95,801	$86,350
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.57%	0.57%	0.57%	0.57%	0.55%[3]	0.55%
Expenses excluding waivers/reimbursements
and expense reductions	0.98%	0.99%	1.04%	0.96%	0.92%[3]	0.89%
Net investment income (loss)	1.56%	1.12%	1.25%	0.94%	0.65%[3]	0.72%
Portfolio turnover rate	4%	3%	13%	7%	0%	17%

1 For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
						Year Ended
CLASS B	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$ 41.09	$ 36.95	$34.07	$ 45.25	$ 45.75	$54.62

Income from investment operations
Net investment income (loss)	0.35[2]	0.15	0.16	0.10	0	0

Net realized and unrealized gains or losses on investments	4.80	4.16	2.89	(11.20)	(0.50)	(8.56)

Total from investment operations	5.15	4.31	3.05	(11.10)	(0.50)	(8.56)

Distributions to shareholders from
Net investment income	(0.36)	(0.17)	(0.17)	(0.08)	0	(0.06)
Net realized gains	0	0	0	0	0	(0.25)

Total distributions to shareholders	(0.36)	(0.17)	(0.17)	(0.08)	0	(0.31)

Net asset value, end of period	$ 45.88	$ 41.09	$36.95	$ 34.07	$ 45.25	$45.75

Total return[3]	12.57%	11.67%	9.01%	(24.57%)	(1.09%)	(15.73%)

Ratios and supplemental data
Net assets, end of period (thousands)	$186,218	$201,550	$188,488	$181,411	$206,205	$207,011
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.32%	1.32%	1.32%	1.32%	1.30%[4]	1.30%
Expenses excluding waivers/reimbursements
and expense reductions	1.68%	1.69%	1.77%	1.71%	1.67%[4]	1.64%
Net investment income (loss)	0.82%	0.37%	0.50%	0.19%	(0.07%)[4]	(0.04%)
Portfolio turnover rate	4%	3%	13%	7%	0%	17%

1 For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
						Year Ended
CLASS C	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$ 41.14	$ 37.00	$34.12	$ 45.32	$ 45.82	$54.69

Income from investment operations
Net investment income (loss)	0.35[2]	0.15	0.17	0.11	0	0.04

Net realized and unrealized gains or losses on investments	4.82	4.16	2.88	(11.23)	(0.50)	(8.60)

Total from investment operations	5.17	4.31	3.05	(11.12)	(0.50)	(8.56)

Distributions to shareholders from
Net investment income	(0.36)	(0.17)	(0.17)	(0.08)	0	(0.06)
Net realized gains	0	0	0	0	0	(0.25)

Total distributions to shareholders	(0.36)	(0.17)	(0.17)	(0.08)	0	(0.31)

Net asset value, end of period	$ 45.95	$ 41.14	$37.00	$ 34.12	$ 45.32	$45.82

Total return[3]	12.61%	11.66%	9.00%	(24.57%)	(1.09%)	(15.71%)

Ratios and supplemental data
Net assets, end of period (thousands)	$198,719	$199,725	$185,702	$155,305	$118,504	$114,451
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.32%	1.32%	1.32%	1.32%	1.30%[4]	1.31%
Expenses excluding waivers/reimbursements
and expense reductions	1.68%	1.69%	1.77%	1.71%	1.67%[4]	1.65%
Net investment income (loss)	0.81%	0.37%	0.50%	0.18%	(0.07%)[4]	(0.02%)
Portfolio turnover rate	4%	3%	13%	7%	0%	17%

1 For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
						Year Ended
CLASS I	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$ 41.31	$ 37.14	$34.23	$ 45.48	$ 45.97	$54.75

Income from investment operations
Net investment income (loss)	0.82	0.59	0.51	0.45	0.03	0.52

Net realized and unrealized gains or losses on investments	4.80	4.15	2.90	(11.21)	(0.49)	(8.61)

Total from investment operations	5.62	4.74	3.41	(10.76)	(0.46)	(8.09)

Distributions to shareholders from
Net investment income	(0.78)	(0.57)	(0.50)	(0.49)	(0.03)	(0.44)
Net realized gains	0	0	0	0	0	(0.25)

Total distributions to shareholders	(0.78)	(0.57)	(0.50)	(0.49)	(0.03)	(0.69)

Net asset value, end of period	$ 46.15	$ 41.31	$37.14	$ 34.23	$ 45.48	$45.97

Total return	13.72%	12.78%	10.13%	(23.83%)	(1.00%)	(14.88%)

Ratios and supplemental data
Net assets, end of period (thousands)	$326,324	$393,068	$429,681	$363,264	$289,307	$288,421
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.32%	0.32%	0.32%	0.32%	0.30%[2]	0.30%
Expenses excluding waivers/reimbursements
and expense reductions	0.68%	0.69%	0.77%	0.71%	0.67%[2]	0.64%
Net investment income (loss)	1.83%	1.38%	1.49%	1.19%	0.93%[2]	0.95%
Portfolio turnover rate	4%	3%	13%	7%	0%	17%

1 For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended July 31,
						Year Ended
CLASS IS	2005	2004	2003	2002	2001[1]	June 30, 2001

Net asset value, beginning of period	$ 41.29	$ 37.12	$34.22	$ 45.46	$ 45.95	$54.73

Income from investment operations
Net investment income (loss)	0.69	0.46	0.42	0.38	0.02	0.36

Net realized and unrealized gains or losses on investments	4.81	4.18	2.90	(11.24)	(0.49)	(8.57)

Total from investment operations	5.50	4.64	3.32	(10.86)	(0.47)	(8.21)

Distributions to shareholders from
Net investment income	(0.67)	(0.47)	(0.42)	(0.38)	(0.02)	(0.32)
Net realized gains	0	0	0	0	0	(0.25)

Total distributions to shareholders	(0.67)	(0.47)	(0.42)	(0.38)	(0.02)	(0.57)

Net asset value, end of period	$ 46.12	$ 41.29	$37.12	$ 34.22	$ 45.46	$45.95

Total return	13.42%	12.51%	9.83%	(24.03%)	(1.02%)	(15.10%)

Ratios and supplemental data
Net assets, end of period (thousands)	$15,010	$15,426	$12,807	$11,559	$13,883	$14,173
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.57%	0.57%	0.57%	0.57%	0.55%[2]	0.55%
Expenses excluding waivers/reimbursements
and expense reductions	0.93%	0.94%	1.02%	0.96%	0.92%[2]	0.89%
Net investment income (loss)	1.57%	1.13%	1.25%	0.95%	0.68%[2]	0.71%
Portfolio turnover rate	4%	3%	13%	7%	0%	17%

1 For the one month ended July 31, 2001. The Fund changed its fiscal year end from June 30 to July 31, effective July 31, 2001.

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2005

	Shares	Value

COMMON STOCKS 99.6%
CONSUMER DISCRETIONARY 11.6%
Auto Components 0.2%
Cooper Tire & Rubber Co. (p)	5,590	$112,471
Dana Corp. (p)	13,132	206,304
Delphi Corp. (p)	49,047	259,949
Goodyear Tire & Rubber Co. * (p)	15,377	267,713
Johnson Controls, Inc.	16,784	964,073
Visteon Corp. (p)	11,246	100,089

		1,910,599

Automobiles 0.5%
Ford Motor Co. (p)	160,841	1,727,433
General Motors Corp. (p)	49,421	1,819,681
Harley-Davidson, Inc.	24,879	1,323,314

		4,870,428

Distributors 0.1%
Genuine Parts Co.	15,246	698,114

Diversified Consumer Services 0.2%
Apollo Group, Inc., Class A *	14,287	1,073,668
H&R Block, Inc. (p)	14,443	822,673

		1,896,341

Hotels, Restaurants & Leisure 1.5%
Carnival Corp.	46,056	2,413,334
Darden Restaurants, Inc.	12,734	441,870
Harrah’s Entertainment, Inc.	15,874	1,249,919
Hilton Hotels Corp.	33,373	825,982
International Game Technology	30,045	822,031
Marriott International, Inc., Class A	17,347	1,187,749
McDonald’s Corp.	110,774	3,452,826
Starbucks Corp. *	34,066	1,790,168
Starwood Hotels & Resorts Worldwide, Inc., Class B	18,888	1,195,988
Wendy’s International, Inc.	10,045	519,327
Yum! Brands, Inc.	25,323	1,325,659

		15,224,853

Household Durables 0.7%
Black & Decker Corp.	6,994	631,628
Centex Corp. (p)	11,180	827,096
D.R. Horton, Inc.	23,744	975,403
Fortune Brands, Inc.	12,712	1,201,920
KB Home (p)	7,281	596,387
Leggett & Platt, Inc.	16,573	419,131
Maytag Corp. (p)	6,965	117,500
Newell Rubbermaid, Inc. (p)	24,060	598,372
Pulte Homes, Inc.	10,369	970,746
Snap-On, Inc. (p)	5,051	185,271

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Stanley Works	6,585	$322,204
Whirlpool Corp.	5,847	467,643

		7,313,301

Internet & Catalog Retail 0.5%
eBay, Inc. *	106,170	4,435,783

Leisure Equipment & Products 0.2%
Brunswick Corp.	8,482	394,922
Eastman Kodak Co. (p)	25,092	670,960
Hasbro, Inc. (p)	14,648	321,377
Mattel, Inc.	35,976	670,952

		2,058,211

Media 3.6%
Clear Channel Communications, Inc.	44,565	1,454,602
Comcast Corp., Class A *	192,752	5,923,269
Dow Jones & Co., Inc. (p)	6,199	232,648
Gannett Co., Inc.	21,707	1,583,743
Interpublic Group of Companies, Inc. * (p)	36,959	461,988
Knight Ridder, Inc. (p)	6,502	406,765
McGraw-Hill Companies, Inc.	32,739	1,506,321
Meredith Corp.	3,928	194,436
New York Times Co., Class A (p)	12,720	400,934
News Corp., Class A	252,076	4,129,005
Omnicom Group, Inc.	16,027	1,360,211
Time Warner, Inc. *	409,516	6,969,962
Tribune Co.	26,047	950,715
Univision Communications, Inc., Class A *	25,406	718,482
Viacom, Inc., Class B	140,910	4,719,076
Walt Disney Co.	178,404	4,574,279

		35,586,436

Multi-line Retail 1.3%
Big Lots, Inc. * (p)	9,936	128,870
Dillard’s, Inc., Class A	6,258	143,058
Dollar General Corp. (p)	26,371	535,859
Family Dollar Stores, Inc.	14,573	375,983
Federated Department Stores, Inc.	14,895	1,130,084
J.C. Penney Co., Inc.	23,011	1,291,838
Kohl’s Corp. *	28,511	1,606,595
May Department Stores Co.	26,170	1,074,278
Nordstrom, Inc.	21,483	795,086
Sears Holdings Corp. *	8,936	1,378,199
Target Corp.	77,204	4,535,735

		12,995,585

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 2.4%
AutoNation, Inc. *	19,514	$421,307
AutoZone, Inc. *	5,738	559,111
Bed Bath & Beyond, Inc. *	25,820	1,185,138
Best Buy Co., Inc.	26,092	1,998,647
Circuit City Stores, Inc.	16,717	305,085
Gap, Inc.	66,227	1,398,052
Home Depot, Inc.	187,584	8,161,780
Limited Brands, Inc.	33,228	810,099
Lowe’s Companies, Inc.	67,511	4,470,578
Office Depot, Inc. *	27,604	783,402
OfficeMax, Inc.	6,174	183,368
RadioShack Corp. (p)	13,605	319,309
Sherwin-Williams Co.	10,940	520,853
Staples, Inc.	64,378	1,465,887
Tiffany & Co.	12,558	427,349
TJX Companies, Inc.	41,114	966,590

		23,976,555

Textiles, Apparel & Luxury Goods 0.4%
Coach, Inc. *	32,960	1,157,226
Jones Apparel Group, Inc.	10,542	322,269
Liz Claiborne, Inc.	9,487	394,754
Nike, Inc., Class B	19,961	1,672,732
Reebok International, Ltd.	4,902	207,355
VF Corp.	8,739	515,950

		4,270,286

CONSUMER STAPLES 10.0%
Beverages 2.2%
Anheuser-Busch Companies, Inc.	67,852	3,009,236
Brown-Forman Corp., Class B (p)	7,878	460,469
Coca-Cola Co.	197,806	8,655,991
Coca-Cola Enterprises, Inc.	30,837	724,670
Constellation Brands, Inc., Class A *	17,102	468,595
Molson Coors Brewing Co., Class B (p)	6,860	430,122
Pepsi Bottling Group, Inc.	17,128	499,452
PepsiCo, Inc.	146,351	7,980,520

		22,229,055

Food & Staples Retailing 2.8%
Albertsons, Inc. (p)	32,191	685,990
Costco Wholesale Corp.	41,746	1,919,064
CVS Corp.	70,797	2,196,831
Kroger Co. *	63,693	1,264,306
Safeway, Inc. * (p)	39,171	951,855
SUPERVALU, Inc.	11,893	421,012

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing continued
SYSCO Corp. (p)	55,326	$1,995,056
Wal-Mart Stores, Inc.	292,397	14,429,792
Walgreen Co.	89,354	4,276,482

		28,140,388

Food Products 1.2%
Archer-Daniels-Midland Co.	54,515	1,250,574
Campbell Soup Co.	28,377	875,431
ConAgra Foods, Inc. (p)	45,262	1,027,900
General Mills, Inc.	32,310	1,531,494
H.J. Heinz Co.	30,594	1,125,247
Hershey Co.	19,003	1,213,722
Kellogg Co.	30,556	1,384,492
McCormick & Co., Inc.	11,817	410,995
Sara Lee Corp.	68,807	1,371,324
Wm. Wrigley Jr. Co. (p)	17,114	1,217,490

		11,408,669

Household Products 1.8%
Clorox Co.	13,472	752,411
Colgate-Palmolive Co.	45,724	2,420,629
Kimberly-Clark Corp.	41,812	2,665,933
Procter & Gamble Co.	216,269	12,031,044

		17,870,017

Personal Products 0.6%
Alberto-Culver Co. (p)	7,469	337,001
Avon Products, Inc.	41,253	1,349,386
Gillette Co.	87,189	4,679,433

		6,365,820

Tobacco 1.4%
Altria Group, Inc.	180,995	12,119,425
Reynolds American, Inc. (p)	10,176	847,763
UST, Inc. (p)	14,448	664,897

		13,632,085

ENERGY 9.0%
Energy Equipment & Services 1.5%
Baker Hughes, Inc.	29,610	1,674,149
BJ Services Co.	14,151	863,070
Halliburton Co.	44,201	2,477,466
Nabors Industries, Ltd. *	13,000	850,850
National Oilwell Varco, Inc. *	15,037	787,187
Noble Corp. (p)	11,873	797,628
Rowan Companies, Inc.	9,463	323,256
Schlumberger, Ltd.	51,492	4,311,940

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Energy Equipment & Services continued
Transocean, Inc. *	28,500	$1,608,255
Weatherford International, Ltd. *	12,092	765,182

		14,458,983

Oil, Gas & Consumable Fuels 7.5%
Amerada Hess Corp.	7,504	884,422
Anadarko Petroleum Corp.	20,600	1,820,010
Apache Corp.	28,683	1,961,917
Burlington Resources, Inc.	33,690	2,159,866
Chevron Corp.	183,378	10,637,758
ConocoPhillips	121,683	7,616,139
Devon Energy Corp.	41,403	2,322,294
El Paso Corp.	56,332	675,984
EOG Resources, Inc.	20,910	1,277,601
Exxon Mobil Corp.	556,347	32,685,386
Kerr-McGee Corp.	10,181	816,618
Kinder Morgan, Inc. (p)	9,484	842,748
Marathon Oil Corp.	31,935	1,863,755
Occidental Petroleum Corp.	34,806	2,863,838
Sunoco, Inc. (p)	6,016	756,392
Unocal Corp.	23,753	1,540,382
Valero Energy Corp. (p)	22,438	1,857,418
Williams Companies, Inc.	49,889	1,059,642
XTO Energy, Inc.	31,545	1,106,914

		74,749,084

FINANCIALS 19.8%
Capital Markets 2.8%
Bank of New York Co.	68,032	2,094,025
Bear Stearns Companies, Inc.	9,935	1,014,463
Charles Schwab Corp.	99,586	1,364,328
E*TRADE Financial Corp. *	32,205	499,499
Federated Investors, Inc., Class B (p)	8,290	264,783
Franklin Resources, Inc.	17,319	1,399,722
Goldman Sachs Group, Inc.	38,619	4,150,770
Janus Capital Group, Inc. (p)	19,828	297,816
Lehman Brothers Holdings, Inc.	24,174	2,541,413
Mellon Financial Corp. (p)	36,987	1,126,624
Merrill Lynch & Co., Inc.	82,621	4,856,462
Morgan Stanley	95,752	5,079,644
Northern Trust Corp. (p)	17,771	902,767
State Street Corp.	28,927	1,438,829
T. Rowe Price Group, Inc.	10,811	717,310

		27,748,455

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 5.6%
AmSouth Bancorp, Inc. (p)	30,848	$860,968
Bank of America Corp.	351,473	15,324,223
BB&T Corp.	47,750	1,996,905
Comerica, Inc.	14,753	901,408
Compass Bancshares, Inc.	10,831	522,162
Fifth Third Bancorp	45,597	1,965,231
First Horizon National Corp. (p)	10,849	442,531
Huntington Bancshares, Inc. (p)	20,302	506,332
KeyCorp	35,629	1,219,937
M&T Bank Corp.	8,544	927,109
Marshall & Ilsley Corp.	18,609	854,525
National City Corp.	51,934	1,916,884
North Fork Bancorp, Inc. (p)	41,740	1,143,259
PNC Financial Services Group, Inc.	24,779	1,358,385
Regions Financial Corp. (p)	40,544	1,363,900
SunTrust Banks, Inc.	29,696	2,159,493
Synovus Financial Corp.	27,189	803,979
U.S. Bancorp	160,177	4,814,921
Wachovia Corp. °	137,775	6,941,104
Wells Fargo & Co.	147,468	9,045,687
Zions Bancorp	7,839	560,332

		55,629,275

Consumer Finance 1.3%
American Express Co.	102,355	5,629,525
Capital One Financial Corp.	22,034	1,817,805
MBNA Corp.	110,790	2,787,477
Providian Financial Corp. * (p)	25,716	486,032
SLM Corp.	36,666	1,887,932

		12,608,771

Diversified Financial Services 3.4%
CIT Group, Inc. (p)	18,395	811,955
Citigroup, Inc.	454,655	19,777,493
JPMorgan Chase & Co.	307,524	10,806,393
Moody’s Corp.	24,138	1,141,969
Principal Financial Group, Inc. (p)	25,675	1,128,416

		33,666,226

Insurance 4.4%
ACE, Ltd.	25,123	1,160,934
AFLAC, Inc.	43,847	1,977,500
Allstate Corp.	58,403	3,577,768
Ambac Financial Group, Inc.	9,464	679,894
American International Group, Inc.	226,787	13,652,577
AON Corp.	27,776	706,621

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Chubb Corp.	17,072	$1,516,335
Cincinnati Financial Corp.	14,566	600,410
Hartford Financial Services Group, Inc.	25,924	2,088,697
Jefferson-Pilot Corp. (p)	11,881	596,070
Lincoln National Corp.	15,181	733,242
Loews Corp.	13,953	1,166,889
Marsh & McLennan Cos.	46,572	1,349,191
MBIA, Inc.	11,834	718,797
MetLife, Inc.	64,090	3,149,383
Progressive Corp.	17,374	1,732,014
Prudential Financial, Inc.	45,621	3,052,045
SAFECO Corp.	11,141	612,086
St. Paul Travelers Companies, Inc.	58,886	2,592,162
Torchmark Corp.	9,101	475,709
UnumProvident Corp. (p)	26,027	498,417
XL Capital, Ltd., Class A	12,246	879,508

		43,516,249

Real Estate 0.6%
Apartment Investment & Management Co., Class A REIT	8,328	366,432
Archstone-Smith Trust REIT (p)	17,378	738,565
Equity Office Properties Trust REIT	35,619	1,262,694
Equity Residential REIT	25,049	1,011,980
Plum Creek Timber Co., Inc. REIT	16,077	608,514
Prologis REIT	16,314	743,266
Simon Property Group, Inc. REIT	19,198	1,530,848

		6,262,299

Thrifts & Mortgage Finance 1.7%
Countrywide Financial Corp.	51,362	1,849,032
Fannie Mae	84,592	4,725,309
Freddie Mac	60,357	3,819,391
Golden West Financial Corp.	24,704	1,608,724
MGIC Investment Corp.	8,248	565,648
Sovereign Bancorp, Inc. (p)	31,872	764,609
Washington Mutual, Inc. (p)	76,668	3,256,857

		16,589,570

HEALTH CARE 13.1%
Biotechnology 1.5%
Amgen, Inc. *	108,152	8,625,122
Applied Biosystems Group - Applera Corp.	17,247	359,083
Biogen Idec, Inc. *	30,119	1,183,376
Chiron Corp. * (p)	12,943	468,925
Genzyme Corp. *	22,049	1,640,666

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Biotechnology continued
Gilead Sciences, Inc. *	39,487	$1,769,412
MedImmune, Inc. *	21,654	615,190

		14,661,774

Health Care Equipment & Supplies 2.2%
Bausch & Lomb, Inc.	4,680	396,162
Baxter International, Inc.	54,250	2,130,397
Becton, Dickinson & Co.	22,069	1,221,961
Biomet, Inc. (p)	22,012	839,318
Boston Scientific Corp. *	65,533	1,897,180
C.R. Bard, Inc.	9,187	613,600
Fisher Scientific International, Inc. *	10,498	703,891
Guidant Corp.	28,404	1,954,195
Hospira, Inc. *	13,816	528,462
Medtronic, Inc.	105,709	5,701,943
Millipore Corp. *	4,365	267,444
PerkinElmer, Inc.	11,331	237,724
St. Jude Medical, Inc. *	31,664	1,501,190
Stryker Corp.	32,766	1,772,313
Thermo Electron Corp. *	14,088	420,668
Waters Corp. *	10,260	464,573
Zimmer Holdings, Inc. *	21,584	1,777,658

		22,428,679

Health Care Providers & Services 2.6%
Aetna, Inc.	25,384	1,964,722
AmerisourceBergen Corp.	9,212	661,329
Cardinal Health, Inc.	37,429	2,230,020
Caremark Rx, Inc. *	39,646	1,767,419
CIGNA Corp.	11,439	1,221,113
Express Scripts, Inc. * (p)	12,966	678,122
HCA, Inc.	36,629	1,803,978
Health Management Associates, Inc.	21,547	512,819
Humana, Inc. *	14,144	563,638
IMS Health, Inc. (p)	19,803	539,236
Laboratory Corp. of America Holdings *	11,765	596,132
Manor Care, Inc.	7,550	286,598
McKesson Corp.	25,800	1,161,000
Medco Health Solutions, Inc. *	24,222	1,173,314
Quest Diagnostics, Inc.	15,915	817,076
Tenet Healthcare Corp. *	40,951	497,145
UnitedHealth Group, Inc.	110,659	5,787,466
WellPoint, Inc. *	53,541	3,787,490

		26,048,617

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 6.8%
Abbott Laboratories	135,525	$6,319,531
Allergan, Inc.	11,399	1,018,729
Bristol-Myers Squibb Co.	170,796	4,266,484
Eli Lilly & Co.	99,029	5,577,313
Forest Laboratories, Inc. *	29,755	1,187,819
Johnson & Johnson	259,879	16,621,861
King Pharmaceuticals, Inc. *	21,127	235,566
Merck & Co., Inc.	192,547	5,980,510
Mylan Laboratories, Inc. (p)	19,058	330,847
Pfizer, Inc.	649,827	17,220,415
Schering-Plough Corp.	128,918	2,684,073
Watson Pharmaceuticals, Inc. * (p)	9,628	321,575
Wyeth	116,979	5,351,789

		67,116,512

INDUSTRIALS 11.1%
Aerospace & Defense 2.2%
Boeing Co.	72,218	4,767,110
General Dynamics Corp.	17,512	2,017,207
Goodrich Corp.	10,535	466,068
Honeywell International, Inc.	74,552	2,928,403
L-3 Communications Holdings, Inc.	10,372	811,402
Lockheed Martin Corp.	35,311	2,203,406
Northrop Grumman Corp.	31,382	1,740,132
Raytheon Co.	39,523	1,554,440
Rockwell Collins, Inc.	15,571	759,865
United Technologies Corp.	89,464	4,535,825

		21,783,858

Air Freight & Logistics 1.0%
FedEx Corp.	26,400	2,219,976
Ryder System, Inc.	5,623	219,241
United Parcel Service, Inc., Class B	97,353	7,103,848

		9,543,065

Airlines 0.1%
Delta Air Lines, Inc. * (p)	12,554	37,160
Southwest Airlines Co.	64,470	914,829

		951,989

Building Products 0.2%
American Standard Companies, Inc.	15,616	691,476
Masco Corp.	37,904	1,285,325

		1,976,801

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 0.7%
Allied Waste Industries, Inc. * (p)	23,671	$203,097
Avery Dennison Corp. (p)	8,882	503,343
Cendant Corp.	91,904	1,963,069
Cintas Corp.	13,085	580,058
Equifax, Inc.	11,345	412,958
Monster Worldwide, Inc. *	10,565	320,859
Pitney Bowes, Inc.	20,104	896,236
R.R. Donnelley & Sons Co.	18,642	672,044
Robert Half International, Inc. (p)	13,938	472,359
Waste Management, Inc.	49,646	1,396,046

		7,420,069

Construction & Engineering 0.0%
Fluor Corp. (p)	7,567	482,775

Electrical Equipment 0.4%
American Power Conversion Corp.	15,848	445,487
Cooper Industries, Inc., Class A	8,115	524,067
Emerson Electric Co.	36,418	2,396,304
Rockwell Automation, Inc.	15,274	786,764

		4,152,622

Industrial Conglomerates 4.4%
3M Co.	67,258	5,044,350
General Electric Co.	926,926	31,978,947
Textron, Inc.	11,795	874,835
Tyco International, Ltd.	176,502	5,378,016

		43,276,148

Machinery 1.5%
Caterpillar, Inc.	59,726	3,219,829
Cummins, Inc. (p)	3,810	325,526
Danaher Corp.	24,051	1,333,628
Deere & Co.	21,544	1,584,130
Dover Corp.	17,805	734,634
Eaton Corp.	13,171	860,593
Illinois Tool Works, Inc.	23,857	2,043,352
Ingersoll-Rand Co., Ltd., Class A	14,732	1,151,601
ITT Industries, Inc.	8,066	858,223
Navistar International Corp. *	5,756	196,567
Paccar, Inc.	15,194	1,097,311
Pall Corp. (p)	10,871	336,675
Parker Hannifin Corp.	10,504	690,323

		14,432,392

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.6%
Burlington Northern Santa Fe Corp.	32,909	$1,785,313
CSX Corp.	18,927	861,936
Norfolk Southern Corp.	35,332	1,314,704
Union Pacific Corp.	22,984	1,616,005

		5,577,958

Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	7,292	454,437

INFORMATION TECHNOLOGY 15.4%
Communications Equipment 2.7%
ADC Telecommunications, Inc. * (p)	10,139	265,034
Andrew Corp. * (p)	14,197	156,025
Avaya, Inc. * (p)	41,692	430,678
Ciena Corp. *	50,387	112,867
Cisco Systems, Inc. *	558,526	10,695,773
Comverse Technology, Inc. *	17,504	442,676
Corning, Inc. *	126,660	2,412,873
JDS Uniphase Corp. * (p)	126,563	191,110
Lucent Technologies, Inc. * (p)	387,182	1,134,443
Motorola, Inc.	214,317	4,539,234
QUALCOMM, Inc.	142,771	5,638,027
Scientific-Atlanta, Inc.	13,318	512,743
Tellabs, Inc. *	39,178	380,810

		26,912,293

Computers & Peripherals 3.6%
Apple Computer, Inc. *	72,009	3,071,184
Dell, Inc. *	211,595	8,563,250
EMC Corp. *	209,995	2,874,831
Gateway, Inc. * (p)	25,957	103,309
Hewlett-Packard Co.	252,256	6,210,543
International Business Machines Corp.	141,000	11,767,860
Lexmark International, Inc., Class A *	11,067	693,901
NCR Corp. *	16,326	566,675
Network Appliance, Inc. *	32,000	816,320
QLogic Corp. *	7,944	246,661
Sun Microsystems, Inc. *	297,676	1,143,076

		36,057,610

Electronic Equipment & Instruments 0.3%
Agilent Technologies, Inc. *	37,790	991,610
Jabil Circuit, Inc. *	16,090	501,847
Molex, Inc. (p)	14,686	414,733
Sanmina-SCI Corp. * (p)	45,932	219,555
Solectron Corp. *	84,968	326,277

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments continued
Symbol Technologies, Inc.	21,218	$246,977
Tektronix, Inc.	7,735	193,839

		2,894,838

Internet Software & Services 0.4%
Yahoo!, Inc. *	114,723	3,824,865

IT Services 1.1%
Affiliated Computer Services, Inc., Class A *	11,052	552,268
Automatic Data Processing, Inc.	50,983	2,264,155
Computer Sciences Corp. *	16,090	736,600
Convergys Corp. *	12,430	180,856
Electronic Data Systems Corp.	45,348	932,808
First Data Corp.	68,051	2,799,618
Fiserv, Inc. *	16,718	741,778
Paychex, Inc.	31,092	1,085,422
Sabre Holdings Corp., Class A (p)	11,459	220,013
SunGard Data Systems, Inc. *	25,367	910,422
Unisys Corp. *	29,614	191,603

		10,615,543

Office Electronics 0.1%
Xerox Corp. *	83,743	1,106,245

Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc. * (p)	34,517	693,101
Altera Corp. *	32,476	710,250
Analog Devices, Inc.	32,337	1,267,611
Applied Materials, Inc.*	143,676	2,652,259
Applied Micro Circuits Corp. *	26,789	80,635
Broadcom Corp., Class A *	25,577	1,093,928
Freescale Semiconductor, Inc., Class B *	35,116	904,237
Intel Corp.	539,502	14,642,084
KLA-Tencor Corp.	17,206	889,550
Linear Technology Corp.	26,743	1,039,233
LSI Logic Corp. * (p)	33,892	330,786
Maxim Integrated Products, Inc.	28,663	1,200,120
Micron Technology, Inc. * (p)	53,738	638,408
National Semiconductor Corp.	30,509	753,877
Novellus Systems, Inc. * (p)	12,070	348,220
NVIDIA Corp. * (p)	14,766	399,568
PMC-Sierra, Inc. * (p)	15,764	154,960
Teradyne, Inc. * (p)	17,112	265,749
Texas Instruments, Inc.	145,268	4,613,712
Xilinx, Inc.	30,660	869,211

		33,547,499

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 3.8%
Adobe Systems, Inc.	42,737	$1,266,725
Autodesk, Inc.	19,979	683,082
BMC Software, Inc. *	19,361	369,601
Citrix Systems, Inc. *	14,794	352,541
Computer Associates International, Inc.	46,515	1,276,837
Compuware Corp. *	33,951	286,207
Electronic Arts, Inc. *	26,788	1,542,989
Intuit, Inc. *	16,205	777,840
Mercury Interactive Corp. *	7,569	297,991
Microsoft Corp.	878,170	22,489,934
Novell, Inc. * (p)	33,289	202,397
Oracle Corp. *	386,434	5,247,774
Parametric Technology Corp. *	23,741	163,813
Siebel Systems, Inc. *	45,156	379,310
Symantec Corp. *	104,163	2,288,461

		37,625,502

MATERIALS 3.0%
Chemicals 1.6%
Air Products & Chemicals, Inc.	20,038	1,197,471
Ashland, Inc.	5,859	360,036
Dow Chemical Co.	84,011	4,028,327
E.I. DuPont de Nemours & Co.	87,055	3,715,507
Eastman Chemical Co.	7,023	389,004
Ecolab, Inc.	19,195	644,568
Engelhard Corp.	10,542	302,450
Hercules, Inc. *	9,872	138,208
International Flavors & Fragrances, Inc. (p)	7,732	293,197
Monsanto Co.	23,438	1,579,018
PPG Industries, Inc.	15,003	975,645
Praxair, Inc.	28,271	1,396,305
Rohm & Haas Co.	16,865	776,802
Sigma-Aldrich Corp. (p)	6,019	386,179

		16,182,717

Construction Materials 0.1%
Vulcan Materials Co.	8,925	626,892

Containers & Packaging 0.2%
Ball Corp.	9,628	365,383
Bemis Co., Inc. (p)	9,365	252,855
Pactiv Corp. *	13,042	287,185
Sealed Air Corp. *	7,316	388,187
Temple-Inland, Inc.	10,880	432,915

		1,726,525

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 0.7%
Alcoa, Inc.	76,222	$2,138,027
Allegheny Technologies, Inc. (p)	7,845	228,054
Freeport-McMoRan Copper & Gold, Inc., Class B (p)	15,703	632,517
Newmont Mining Corp.	38,973	1,463,436
Nucor Corp.	14,001	776,356
Phelps Dodge Corp. (p)	8,467	901,312
United States Steel Corp. (p)	9,980	425,647

		6,565,349

Paper & Forest Products 0.4%
Georgia-Pacific Corp.	22,735	776,401
International Paper Co.	42,867	1,354,597
Louisiana-Pacific Corp.	9,688	259,832
MeadWestvaco Corp.	16,291	476,023
Weyerhaeuser Co.	21,403	1,476,379

		4,343,232

TELECOMMUNICATION SERVICES 3.2%
Diversified Telecommunication Services 2.8%
Alltel Corp.	28,584	1,900,836
AT&T Corp.	70,022	1,386,436
BellSouth Corp.	160,026	4,416,718
CenturyTel, Inc. (p)	11,474	394,361
Citizens Communications Co.	29,767	391,138
Qwest Communications International, Inc. * (p)	146,141	558,259
SBC Communications, Inc.	288,683	7,058,299
Sprint Corp.	129,325	3,478,842
Verizon Communications, Inc.	241,842	8,278,252

		27,863,141

Wireless Telecommunication Services 0.4%
Nextel Communications, Inc., Class A *	98,355	3,422,754

UTILITIES 3.4%
Electric Utilities 2.1%
Allegheny Energy, Inc. * (p)	14,205	404,843
Ameren Corp. (p)	17,769	988,312
American Electric Power Co., Inc.	33,562	1,298,849
CenterPoint Energy, Inc. (p)	25,389	348,845
Cinergy Corp. (p)	17,333	765,252
Consolidated Edison, Inc. (p)	21,247	1,023,256
DTE Energy Co.	15,222	715,434
Edison International	28,475	1,164,058
Entergy Corp.	18,528	1,444,072
Exelon Corp.	58,481	3,129,903
FirstEnergy Corp.	28,827	1,435,008
FPL Group, Inc.	34,256	1,477,119

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
PG&E Corp.	32,345	$1,217,142
Pinnacle West Capital Corp. (p)	8,596	393,697
PPL Corp.	16,584	1,021,243
Progress Energy, Inc.	21,734	969,554
Southern Co. (p)	65,051	2,276,134
TECO Energy, Inc. (p)	18,089	342,967
Xcel Energy, Inc. (p)	35,156	682,378

		21,098,066

Gas Utilities 0.2%
Keyspan Corp.	15,115	615,029
Nicor, Inc. (p)	3,857	157,443
NiSource, Inc. (p)	23,759	577,106
Peoples Energy Corp. (p)	3,323	143,387

		1,492,965

Independent Power Producers & Energy Traders 0.6%
AES Corp. *	57,086	916,230
Calpine Corp. * (p)	47,021	156,110
Constellation Energy Group, Inc.	15,516	934,218
Duke Energy Corp.	80,992	2,392,504
Dynegy, Inc., Class A * (p)	29,014	161,318
TXU Corp.	20,947	1,814,848

		6,375,228

Multi-Utilities 0.5%
CMS Energy Corp. * (p)	19,121	302,877
Dominion Resources, Inc.	29,759	2,198,000
Public Service Enterprise Group, Inc.	20,864	1,341,555
Sempra Energy	20,911	888,717

		4,731,149

Total Common Stocks (cost $603,864,112)		987,431,547

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 6.1%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
3.07%, 09/29/2005 † ƒ	$ 400,000	397,994
3.18%, 10/06/2005 † ƒ	1,000,000	994,280

		1,392,274

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2005

	Shares	Value

MUTUAL FUND SHARES 6.0%
Evergreen Institutional Money Market Fund ø	3,446,873	$3,446,873
Navigator Prime Portfolio (pp)	55,909,101	55,909,101

		59,355,974

Total Short-Term Investments (cost $60,748,248)		60,748,248

Total Investments (cost $664,612,360) 105.7%		1,048,179,795
Other Assets and Liabilities (5.7%)		(56,409,539)

Net Assets 100.0%		$991,770,256

(p)	All or a portion of this security is on loan.
*	Non-income producing security
°	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corp. with a cost basis of $3,445,947 at July
31, 2005. The Fund earned $260,605 of income from Wachovia Corp. during the year ended July 31, 2005, which is included in income from affiliates.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(pp)	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations
REIT	Real Estate Investment Trust

The following table shows the percent of total long-term investments by sector as of July 31, 2005:
Financials	19.9%
Information Technology	15.4%
Health Care	13.2%
Consumer Discretionary	11.7%
Industrials	11.1%
Consumer Staples	10.1%
Energy	9.0%
Utilities	3.4%
Telecommunication Services	3.2%
Materials	3.0%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2005

Assets
Investments in securities, at value (cost $657,719,540) including $54,132,074 of securities
loaned	$1,037,791,818
Investments in affiliates, at value (cost $6,892,820)	10,387,977

Total investments	1,048,179,795
Receivable for Fund shares sold	567,907
Dividends receivable	1,235,497
Receivable for securities lending income	4,423
Receivable from investment advisor	9,119
Prepaid expenses and other assets	46,487

Total assets	1,050,043,228

Liabilities
Dividends payable	209,513
Payable for Fund shares redeemed	1,942,194
Payable for securities on loan	55,909,101
Payable for daily variation margin on open futures contracts	49,375
Distribution Plan expenses payable	27,653
Due to other related parties	9,371
Accrued expenses and other liabilities	125,765

Total liabilities	58,272,972

Net assets	$991,770,256

Net assets represented by
Paid-in capital	$697,671,832
Overdistributed net investment income	(168,915)
Accumulated net realized losses on investments	(89,427,181)
Net unrealized gains on investments	383,694,520

Total net assets	$991,770,256

Net assets consists of
Class A	$265,499,765
Class B	186,218,291
Class C	198,718,832
Class I	326,323,576
Class IS	15,009,792

Total net assets	$991,770,256

Shares outstanding (unlimited number of shares authorized)
Class A	5,756,217
Class B	4,058,422
Class C	4,324,964
Class I	7,071,001
Class IS	325,416

Net asset value per share
Class A	$46.12
Class A — Offering price (based on sales charge of 5.75%)	$48.93
Class B	$45.88
Class C	$45.95
Class I	$46.15
Class IS	$46.12

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended July 31, 2005

Investment income
Dividends	$21,619,856
Income from affiliates	417,523
Securities lending	36,821
Interest	29,287

Total investment income	22,103,487

Expenses
Advisory fee	3,284,304
Distribution Plan expenses
Class A	769,328
Class B	1,945,599
Class C	1,996,654
Class IS	38,398
Administrative services fee	1,032,829
Transfer agent fees	2,006,834
Trustees’ fees and expenses	14,440
Printing and postage expenses	123,823
Custodian and accounting fees	265,152
Registration and filing fees	68,134
Professional fees	35,974
Interest expense	4,935
Other	132,591

Total expenses	11,718,995
Less: Expense reductions	(8,839)
Fee waivers and expense reimbursements	(3,827,377)

Net expenses	7,882,779

Net investment income	14,220,708

Net realized and unrealized gains or losses on investments
Net realized gains on:
Securities	14,263,763
Futures contracts	163,388

Net realized gains on investments	14,427,151
Net change in unrealized gains or losses on investments	100,573,808

Net realized and unrealized gains or losses on investments	115,000,959

Net increase in net assets resulting from operations	$129,221,667

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31,

	2005		2004

Operations
Net investment income		$14,220,708		$10,088,864
Net realized gains on investments		14,427,151		1,550,111
Net change in unrealized gains or
losses on investments		100,573,808		111,143,321

Net increase in net assets resulting
from operations		129,221,667		122,782,296

Distributions to shareholders from
Net investment income
Class A		(3,972,251)		(2,697,248)
Class B		(1,614,607)		(859,177)
Class C		(1,653,523)		(856,181)
Class I		(6,698,209)		(5,724,422)
Class IS		(237,566)		(153,886)

Total distributions to shareholders		(14,176,156)		(10,290,914)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,668,875	73,034,160	2,021,463	82,738,224
Class B	297,859	12,917,206	688,413	27,727,559
Class C	665,213	28,944,493	1,120,713	45,196,316
Class I	986,821	43,301,124	2,422,496	98,579,939
Class IS	26,947	1,178,012	104,193	4,278,286

		159,374,995		258,520,324

Net asset value of shares issued in
reinvestment of distributions
Class A	83,510	3,662,846	61,438	2,508,614
Class B	32,989	1,439,533	18,980	764,335
Class C	25,678	1,122,566	14,964	603,104
Class I	69,441	3,040,373	63,120	2,572,309
Class IS	5,014	219,748	3,474	141,764

		9,485,066		6,590,126

Automatic conversion of Class B
shares to Class A shares
Class A	171,283	7,509,749	110,478	4,528,345
Class B	(172,191)	(7,509,749)	(111,032)	(4,528,345)

		0		0

Payment for shares redeemed
Class A	(2,107,467)	(92,640,361)	(1,851,637)	(75,952,519)
Class B	(1,005,823)	(43,753,155)	(791,796)	(32,208,965)
Class C	(1,220,471)	(53,086,960)	(1,299,859)	(52,829,955)
Class I	(3,500,859)	(154,129,997)	(4,540,763)	(182,908,331)
Class IS	(80,173)	(3,538,327)	(79,031)	(3,178,809)

		(347,148,800)		(347,078,579)

Net decrease in net assets resulting
from capital share transactions		(178,288,739)		(81,968,129)

Total increase (decrease) in net assets		(63,243,228)		30,523,253
Net assets
Beginning of period		1,055,013,484		1,024,490,231

End of period		$991,770,256		$1,055,013,484

Overdistributed net investment
income		$(168,915)		$(102,597)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Equity Index Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability

NOTES TO FINANCIAL STATEMENTS continued

and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to certain distributions received from real estate investment trusts. During the year ended July 31, 2005, the following amounts were reclassified:

Overdistributed net investment income	$(110,870)
Accumulated net realized losses on investments	110,870

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

NOTES TO FINANCIAL STATEMENTS continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.32% and declining to 0.25% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended July 31, 2005, EIMC waived its advisory fee in the amount of $3,284,304 and reimbursed other expenses in the amount of $414,852. In addition, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $128,221.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the year ended July 31, 2005, the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended July 31, 2005, EIS received $32,080 from the sale of Class A shares and $549,767 and $20,926 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $42,781,477 and $213,001,473, respectively, for the year ended July 31, 2005.

At July 31, 2005, the Fund had open long futures contracts outstanding as follows:

		Initial Contract	Value at	Unrealized
Expiration	Contracts	Amount	July 31, 2005	Gain

September 2005	25 S&P 500	$7,617,291	$7,744,376	$127,085

NOTES TO FINANCIAL STATEMENTS continued

During the year ended July 31, 2005, the Fund loaned securities to certain brokers. At July 31, 2005, the value of securities on loan and the value of collateral amounted to $54,132,074 and $55,909,101, respectively.

On July 31, 2005, the aggregate cost of securities for federal income tax purposes was $675,044,910. The gross unrealized appreciation and depreciation on securities based on tax cost was $433,429,820 and $60,294,935, respectively, with a net unrealized appreciation of $373,134,885.

As of July 31, 2005, the Fund had $78,867,547 in capital loss carryovers for federal income tax purposes with $8,065,439 expiring in 2010, $38,182,977 expiring in 2011 and $32,619,131 expiring in 2012. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended July 31, 2005, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of July 31, 2005, the components of distributable earnings on a tax basis were as follows:

Overdistributed	Unrealized	Capital Loss
Ordinary Income	Appreciation	Carryovers

$168,915	$373,134,885	$78,867,547

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and real estate investment trusts.

The tax character of distributions paid was as follows:

	Year Ended July 31,

	2005	2004

Ordinary Income	$14,176,156	$ 10,290,914

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are

NOTES TO FINANCIAL STATEMENTS continued

based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the year ended July 31, 2005, the Fund had average borrowings outstanding of $190,772 at an average rate of 2.59% and paid interest of $4,935.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager, of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the fund’s prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, repre-

NOTES TO FINANCIAL STATEMENTS continued

senting what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Equity Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Equity Index Fund, a series of Evergreen Select Equity Trust, as of July 31, 2005, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2005 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Equity Index Fund as of July 31, 2005, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
September 21, 2005

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For corporate shareholders, 100% of ordinary income dividends paid during the fiscal year ended July 31, 2005 qualified for the dividends received deduction.

With respect to dividends paid from investment company taxable income during the fiscal year ended July 31, 2005, the Fund designates 100% of ordinary income and any short-term capital gain distributions as Qualified Dividend Income in accordance with the Internal Revenue Code. Complete 2005 year-end tax information will be reported to you on your 2005 Form 1099-DIV, which shall be provided to you in early 2006.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice);
Trustee	Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England;
DOB: 10/23/1934	Director, The Francis Ouimet Society; Former Director, Health Development Corp.
Term of office since: 1991	(fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc.
Other directorships: None	(investment advice); Former Director, Executive Vice President and Treasurer, State Street
Research & Management Company (investment advice)

Shirley L. Fulton	Principal occupations: Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner,
Trustee	Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge,
DOB: 1/10/1952	26th Judicial District, Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust
Trustee	(education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College;
DOB: 10/23/1938	Former Chairman of the Board, Director, and Executive Vice President, The London Harness
Term of office since: 1974	Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee,
Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Leroy Keith, Jr.	Principal occupations: Partner, Stonington Partners, Inc. (private equity firm); Trustee,
Trustee	The Phoenix Group of Mutual Funds; Director, Obagi Medical Products Co.; Director,
DOB: 2/14/1939	Diversapack Co.; Former Director, Lincoln Educational Services; Former Chairman of the Board
Term of office since: 1983	and Chief Executive Officer, Carson Products Company (manufacturing); Former Director,
Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Principal occupations: Manager of Commercial Operations, SMI Steel Co. – South Carolina
Trustee	(steel producer); Former Sales and Marketing Manager, Nucor Steel Company; Former Director,
DOB: 7/14/1939	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1988
Other directorships: None

William Walt Pettit	Principal occupations: Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior
Trustee	Packaging Corp.; Director, National Kidney Foundation of North Carolina, Inc.; Former Director,
DOB: 8/26/1955	Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	Principal occupations: President, Richardson, Runden LLC (executive recruitment business
Trustee	development/consulting company); Consultant, Kennedy Information, Inc. (executive
DOB: 9/19/1941	recruitment information and research company); Consultant, AESC (The Association of
Term of office since: 1982	Executive Search Consultants); Director, J&M Cumming Paper Co. (paper merchandising);
Former Trustee, NDI Technologies, LLP (communications); Former Vice Chairman, DHR
Other directorships: None	International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.;
Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director,
Trustee	Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health
DOB: 6/2/1947	Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and
Term of office since: 1984	Cash Resource Trust
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Principal occupations: Director and Chairman, Branded Media Corporation (multi-media
Trustee	branding company); Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor
DOB: 2/20/1943	Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee,
Trustee	Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA;
DOB: 8/11/1939	Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association;
Term of office since: 1993	Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.;
Other directorships: None	Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2]	Principal occupations: Member and Former President, North Carolina Securities Traders
Trustee	Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees
DOB: 12/12/1937	of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Carol Kosel[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.
Treasurer
DOB: 12/25/1963
Term of office since: 1999

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[4]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 87 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $249 billion in assets under management as of June 30, 2005 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.
- **Excellence**—We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.
- **Experience**—Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.
- **Commitment**—We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2004

For the sixth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2004, Evergreen was ranked fourth overall out of 38 participating companies.

567506 rv2 9/2005

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

567506 rv2 9/2005

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of each of the 2 series of the Registrant's annual financial statements for the fiscal years ended July 31, 2005 and July 31, 2004, and fees billed for other services rendered by KPMG LLP.

	2005	2004
Audit fees	$45,803	$42,402
Audit-related fees	0	0

Audit and audit-related fees	45,803	42,402
Tax fees (1)	0	43
All other fees	0	0

Total fees	$45,803	$42,445

(1) Tax fees consists of fees for tax consultation, tax compliance and tax review.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

The Audit Committee has pre-approved the Audit services in Appendix A. All other audit services not listed in Appendix A must be specifically pre-approved by the Audit Committee.

IV. Audit-related Services

Audit –related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

The Audit Committee has pre-approved the Audit-related services in Appendix B. All other Audit-related services not listed in appendix B must be specifically pre-approved by the Audit Committee.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax services in Appendix C. All Tax services involving large and complex transactions not listed in Appendix C must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in appendix D. Permissible All Other services not listed in Appendix D must be specifically pre-approved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 29, 2005

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: September 29, 2005